SECURITIES - Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Proceeds from the sale of securities available for sale	$ 32,193	$ 39,517	$ 278
Gains realized on sale of securities available-for-sale	44	14	0
Losses realized on sale of securities available-for-sale	$ 414	$ 442	$ 222